Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other commitments
Maturity less than 1 year	75,440	61,961
Maturity greater than 1 year	71,844	71,098
Total gross amount	147,284	133,059
Total net amount	143,244	128,741
Collateral received	86,824	78,619
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,605	5,478
Maturity greater than 1 year	28	28
Total gross amount	4,633	5,506
Total net amount	4,476	5,446
Collateral received	2,725	3,380
Loan commitments
Other commitments
Maturity less than 1 year	37,941	27,154
Maturity greater than 1 year	70,511	69,661
Total gross amount	108,452	96,815
Total net amount	104,569	92,557
Collateral received	52,451	47,995
Unused revocable credit limits	92,257	87,161
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	28,969	26,893
Total gross amount	28,969	26,893
Total net amount	28,969	26,893
Collateral received	28,969	26,893
Other commitments
Other commitments
Maturity less than 1 year	3,925	2,436
Maturity greater than 1 year	1,305	1,409
Total gross amount	5,230	3,845
Total net amount	5,230	3,845
Collateral received	2,679	351